CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) / EQUITY (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) / EQUITY
Foreign currency translation adjustment, income tax	¥ 0	¥ 0	¥ 0
Unrealized holding gains on available-for-sale security, income tax	0	0	0
Reclassification adjustment for gains on available-for-sale securities realized in net income, income tax	¥ 0	¥ 0	¥ 0